SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and development expenses	$ 1,938,234	$ 770,826
Other Expense [Member]
Research and development expenses	23,645	30,802
Asset Management Arrangement [Member]
Research and development expenses	14,093	35,556
Share-Based Payment Arrangement [Member]
Research and development expenses		3,024
Salaries and Related Expenses [Member]
Research and development expenses	70,863	438,217
IPR&D [Member]
Research and development expenses	1,661,707
Subcontractors [Member]
Research and development expenses	138,478	120,360
Depreciation [Member]
Research and development expenses	12,961	22,034
Travel Expenses [Member]
Research and development expenses		229
Vehicle Maintenance [Member]
Research and development expenses	14,598	30,887
Laboratory and Field Tests [Member]
Research and development expenses	$ 1,889	$ 89,717